As filed with the Securities and Exchange Commission on December 19, 1997

                                                             File Nos. 33-81800
                                                                       811-8644

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
                        Post-Effective Amendment No. 3                       /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                              Amendment No. 5                                /X/

                            VARIABLE INSURANCE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including area code: 1-800-257-5872

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005


                                   Copies to:

          Richard Ille                           Gregory Maddox
          BISYS Fund Services                    BISYS Fund Services
          3435 Stelzer Road                      1230 Columbia Street, Suite 500
          Columbus, Ohio  43219-3035             San Diego, CA 92101


     It is proposed that this filing will become effective (check appropriate box):

     [] immediately upon filing pursuant to paragraph (b)

     [X] on December 19, 1997 pursuant to paragraph (b)

     [] 60 days after filing pursuant to paragraph (a)(1)

     [] On (date) pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [] on (date) pursuant to paragraph (a)(2) of Rule 485

                                EXPLANATORY NOTE

     This  post-effective  amendment  no.  3 to  the  Registrant's  registration statement on Form N-1A (File Nos. 33-81800 and 811- 8644) is being filed pursuant to Registrant's undertaking to file financial statements within four to six months of the commencement of operation of the BB&T Growth and Income Fund, the currently effective prospectus describing which is hereby incorporated by reference from the most recent filing related to the same (File No. 33-81800) under Rule 497 under the Securities Act of 1933. This amendment does not amend:
(1) the Registrant's currently effective prospectus describing the Variable Insurance Allocated Conservative Fund, Variable Insurance Allocated Balanced Fund, Variable Insurance Allocated Growth Fund, Variable Insurance Allocated Aggressive Fund, Variable Insurance Money Market Fund, BB&T Growth and Income Fund and BB&T Capital Manager Fund, which is hereby incorporated by reference from pre-effective amendment no. 2 to Registrant's registration statement (File Nos. 33-81800 and 811-8644) as filed on May 29, 1997; (2) the currently effective prospectus describing the AmSouth Regional Equity Fund and the AmSouth Equity Income Fund, which is hereby incorporated by reference from post-effective amendment no.2 to Registrant's registration statement (File Nos. 33-81800 and 811-8644) as filed on September 15, 1997; or (3) the currently effective prospectus describing the AmSouth Equity Income Fund, which is hereby incorporated by reference from the most recent filing related to the same (File No. 33-81800) under Rule 497 under the Securities Act of 1933.

                            VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                 VARIABLE INSURANCE ALLOCATED CONSERVATIVE FUND
                   VARIABLE INSURANCE ALLOCATED BALANCED FUND
                    VARIABLE INSURANCE ALLOCATED GROWTH FUND
                  VARIABLE INSURANCE ALLOCATED AGGRESSIVE FUND
                      VARIABLE INSURANCE MONEY MARKET FUND
                           BB&T GROWTH AND INCOME FUND
                            BB&T CAPITAL MANAGER FUND



Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Not Applicable

4.       General Description of
         Registrant..................          Investment Objectives and
                                               Policies; Investment Objectives
                                               and Policies-Underlying Qualivest
                                               Funds; Investment Objectives and
                                               Policies-Underlying BB&T Funds;
                                               Investment Techniques and Risk
                                               Factors; General Information

5.       Management of the Fund......          Management of the Funds

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Funds

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                          VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                           BB&T GROWTH AND INCOME FUND




Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Financial Highlights

4.       General Description of
         Registrant..................          Investment      Objective     and
                                               Policies;  Investment  Techniques
                                               and   Risk    Factors;    General
                                               Information

5.       Management of the Fund......          Management of the Fund

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Fund

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                            VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                          AMSOUTH REGIONAL EQUITY FUND
                             AMSOUTH EQUITY INCOME FUND


Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Not Applicable

4.       General Description of
         Registrant..................          Investment     Objectives     and
                                               Policies;  Investment  Techniques
                                               and   Risk    Factors;    General
                                               Information

5.       Management of the Fund......          Management of the Funds

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Funds

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                            VARIABLE INSURANCE FUNDS

                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933


                             AMSOUTH EQUITY INCOME FUND


Form N-1A Part A Item                          Prospectus Caption

1.       Cover page..................          Cover Page

2.       Synopsis....................          Prospectus Summary; Fund Expenses

3.       Condensed Financial
         Information.................          Not Applicable

4.       General Description of
         Registrant..................          Investment     Objectives     and
                                               Policies;  Investment  Techniques
                                               and   Risk    Factors;    General
                                               Information

5.       Management of the Fund......          Management of the Funds

5A.      Management's Discussion of
         Fund Performance............          Not Applicable

6.       Capital Stock and Other
         Securities..................          Taxation; General Information

7.       Purchase of Securities
         Being Offered...............          Valuation of Shares; Purchasing
                                                 Shares; Management of the Funds

8.       Redemption or Repurchase....          Redeeming Shares

9.       Pending Legal Proceedings...          Not applicable

                            VARIABLE INSURANCE FUNDS
                              CROSS REFERENCE SHEET

                              Required by Rule 404
                        under the Securities Act of 1933

                 VARIABLE INSURANCE ALLOCATED CONSERVATIVE FUND
                   VARIABLE INSURANCE ALLOCATED BALANCED FUND
                    VARIABLE INSURANCE ALLOCATED GROWTH FUND
                  VARIABLE INSURANCE ALLOCATED AGGRESSIVE FUND
                      VARIABLE INSURANCE MONEY MARKET FUND
                           BB&T GROWTH AND INCOME FUND
                            BB&T CAPITAL MANAGER FUND
                          AMSOUTH REGIONAL EQUITY FUND
                              AMSOUTH EQUITY INCOME FUND


                                             Statement of Additional
Form N-1A Part B Item                        Information Caption

10.      Cover Page..................        Cover Page

11.      Table of Contents...........        Table of Contents

12.      General Information and
         History.....................        Not Applicable

13.      Investment Objectives and
         Policies....................        Investment Objectives and Policies;
                                             Investment Restrictions

14.      Management of the Fund......        Management of the Trust - Trustees
                                             and Officers

15.      Control Persons and Principal
         Holders of Securities........       Management of the Trust - Trustees
                                             and Officers

16.      Investment Advisory and Other
         Services....................        Management of the Trust -Investment
                                             Advisers; Management of the Trust -
                                             Custodians, Transfer Agent and Fund
                                             Accounting Services; Management of
                                             the Trust - Auditors

17.      Brokerage Allocation........        Management of the Trust - Portfolio
                                             Transactions

18.      Capital Stock and Other
         Securities..................        Additional Information -
                                             Description of Shares; Additional
                                             Information - Shareholder and
                                             Trustee Liability

19.      Purchase, Redemption and
         Pricing of Securities
         Being Offered...............        Additional Purchase and Redemption
                                             Information

20.      Tax Status..................        Additional Information - Additional
                                             Tax Information

21.      Underwriters................        Management of the Trust -
                                             Distributor

22.      Calculation of Performance
         Data........................        Performance Information

23.      Financial Statements........        Financial Statements

                            VARIABLE INSURANCE FUNDS

                           BB&T Growth and Income Fund

                       Supplement dated December 19, 1997
                        to Prospectus dated June 1, 1997


         The following table is added to the Prospectus after the section captioned "Fund Expenses".

                              FINANCIAL HIGHLIGHTS

          The following table of selected financial information is included to assist investors in evaluating the performance of the Fund since its commencement of operations through November 30, 1997. This information has not been audited, and it should be read in conjunction with the Trust's financial statements relating to the Fund included in the Trust's Statement of Additional Information, which is available upon request and without charge.


                                                                             June 3, 1997
                                                                                to
          For a Share outstanding throughout the period:                   November 30, 1997(a)
          ----------------------------------------------                  -------------------

          Net Asset Value, Beginning of Period                           $            10.00
                                                                          -------------------

          Investment Activities:
               Net investment income                                                     0.08
               Net realized and unrealized gains from investments                        1.52
                                                                          -------------------

                     Total from investment activities                                    1.60
                                                                          -------------------

          Distributions:
               Net investment income                                                    (0.05)
                                                                           -------------------

                     Total Distributions                                                (0.05)
                                                                           -------------------

          Net Asset Value, End of Period                                 $               11.55
                                                                           ===================

          Total Return                                                                  16.05%(c)

          Ratios/Supplementary Data:
               Net assets, at end of period (000)                                      27,081
               Ratio of net expenses to average net assets                              0.90%(d)
               Ratio of net investment income to average net assets                     1.80%(d)
               Ratio of gross expenses to average net assets*                           2.54%(d)
               Ratio of gross investment income to average net
                 assets*                                                                0.16%(d)
               Portfolio turnover                                                       2.04%
              Average commission rate paid(b)                            $             0.0708



          *    During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
          (a)  Period from commencement of operations.
          (b)  Represents the dollar amount of commission  paid on portfolio  transactions divided by total number of shares  purchased and sold by the Fund for which commissions were charged.
          (c)  Not annualized.
          (d)  Annualized.



                      INVESTORS SHOULD KEEP THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                            Variable Insurance Funds

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 (800) 257-5872

                       STATEMENT OF ADDITIONAL INFORMATION


                                June 1, 1997, as
                         supplemented September 16, 1997
                             and December 19, 1997

This Statement of Additional Information ("SAI") describes nine diversified investment portfolios (the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

         o        Variable Insurance Allocated Conservative Fund;
         o        Variable Insurance Allocated Balanced Fund;
         o        Variable Insurance Allocated Growth Fund;
         o        Variable Insurance Allocated Aggressive Fund;
         o        Variable Insurance Money Market Fund;
         o        BB&T Growth and Income Fund;
         o        BB&T Capital Manager Fund;
         o        AmSouth Regional Equity Fund; and
         o        AmSouth Equity Income Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Allocated Funds and the Variable Insurance Money Market Fund currently are sold to a segregated asset account (a "Separate Account") of Nationwide Life and Annuity Insurance Company ("Nationwide") to serve as the investment medium for variable annuity contracts ("Variable Contracts") issued by Nationwide, while Shares of the BB&T Growth and Income Fund, the BB&T Capital Manager Fund, the AmSouth Regional Equity Fund and the AmSouth Equity Income Fund currently are sold to a segregated asset account (also a "Separate Account") of Hartford Life Insurance Company ("Hartford") to serve as the investment medium for Variable Contracts issued by Hartford. Shares of the Funds also are sold to qualified pension and retirement plans outside of the separate account context. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the Funds, dated or supplemented the date hereof. This SAI contains more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. This SAI is incorporated by reference in its entirety into each Prospectus. Copies of a Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning toll free (800) 257-5872.

                                TABLE OF CONTENTS



INVESTMENT OBJECTIVES AND POLICIES............................................1
         Additional Information on the Allocated Funds' and the Capital
          Manager Fund's Investment Policies..................................1
         Additional Information on Portfolio Instruments......................2

INVESTMENT RESTRICTIONS......................................................14
         Portfolio Turnover..................................................16

NET ASSET VALUE..............................................................16
         Valuation of the Money Market Fund..................................17
         Valuation of Other Funds............................................17

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................18

MANAGEMENT OF THE TRUST......................................................18
         Trustees and Officers...............................................18
         Investment Advisers.................................................20
         Investment Sub-Adviser..............................................22
         Portfolio Transactions..............................................23
         Glass-Steagall Act..................................................24
         Administrator.......................................................25
         Expenses............................................................26
         Distributor.........................................................26
         Custodians, Transfer Agent and Fund Accounting Services.............26
         Auditors............................................................27
         Legal Counsel.......................................................27

ADDITIONAL INFORMATION.......................................................27
         Description of Shares...............................................27
         Vote of a Majority of the Outstanding Shares........................28
         Principal Shareholders..............................................28
         Shareholder and Trustee Liability...................................29
         Additional Tax Information..........................................29
         Performance Information.............................................31
         Miscellaneous.......................................................32

FINANCIAL STATEMENTS.........................................................32

APPENDIX .................................................................... i

The Trust is an open-end management investment company which currently offers nine separate diversified Funds, each with different investment objectives. This SAI contains information about the following five Funds which, along with the "Underlying Qualivest Funds" described below, are advised by Qualivest Capital Management, Inc. ("Qualivest"): the Variable Insurance Allocated Conservative Fund (the "Conservative Fund"), the Variable Insurance Allocated Balanced Fund (the "Balanced Fund"), the Variable Insurance Allocated Growth Fund (the "Growth Fund"), the Variable Insurance Allocated Aggressive Fund (the "Aggressive Fund") (collectively, the "Allocated Funds"), and Variable Insurance Money Market Fund (the "Money Market Fund"). This SAI also contains information about the following two Funds which, along with the "Underlying BB&T Funds" described below, are advised by Branch Banking and Trust Company ("BB&T"): the BB&T Growth and Income Fund (the "Growth and Income Fund") and the BB&T Capital Manager Fund (the "Capital Manager Fund"). In addition, this SAI contains information about the AmSouth Regional Equity Fund (the "Regional Equity Fund"), which is advised by AmSouth Bank ("AmSouth"), and the AmSouth Equity Income Fund ("Equity Income Fund"), which is advised by AmSouth, with Rockhaven Asset Management, LLC ("Rockhaven") serving as sub-adviser.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the nine Funds described above. Capitalized terms not defined herein are defined in such Prospectuses. No investment in a Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information on the Allocated Funds' and the Capital Manager Fund's Investment Policies

Each Allocated Fund seeks its investment objective by investing in a diversified portfolio of one or more of the following funds (the "Underlying Qualivest Funds"), all of which are series of Qualivest Funds, an affiliated open-end management investment company: the Qualivest Large Companies Value Fund (the "Qualivest Large Companies Fund"), the Qualivest Small Companies Value Fund (the "Qualivest Small Companies Fund"), the Qualivest International Opportunities Fund (the "Qualivest International Fund"), and the Qualivest Optimized Stock Fund (the "Qualivest Optimized Fund") (collectively, the "Qualivest Equity Funds"); the Qualivest Intermediate Bond Fund and the Qualivest Diversified Bond Fund (the "Qualivest Bond Fund") (collectively, the "Qualivest Income Funds"); and the Qualivest U.S. Treasury Money Market Fund (the "Qualivest U.S. Treasury Fund") and the Qualivest Money Market Fund (collectively, the "Qualivest Money Funds"). Accordingly, the investment performance of each Allocated Fund is directly related to the performance of the Underlying Qualivest Funds, which may engage in the investment techniques described below. The Capital Manager Fund seeks its investment objective by investing in a diversified portfolio of one or more of the following funds (the "Underlying BB&T Funds" and collectively with the Underlying Qualivest Funds, the "Underlying Funds") all of which are series of The BB&T Mutual Funds Group, another affiliated open-end management investment company: the BB&T Growth and Income Stock Fund (the "BB&T Growth and Income Fund"), the BB&T Balanced Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Short-Intermediate U.S. Government Income Fund (the "BB&T Short-Intermediate Fund"), the BB&T Intermediate U.S. Government Bond Fund (the "BB&T Intermediate Bond Fund"), and the BB&T U.S.
Treasury Money Market Fund (the "BB&T U.S. Treasury Fund"). Accordingly, the investment performance of the Capital Manager Fund is directly related to the performance of the Underlying BB&T Funds, which may engage in the investment techniques described below. In addition to shares of the Underlying Funds, for temporary cash management purposes, each Allocated Fund and the Capital Manager Fund may invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes) and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These investments are described below under "Additional Information on Portfolio Instruments."

Additional Information on Portfolio Instruments

The following policies supplement the investment objectives and policies of the Funds and the Underlying Funds as set forth in the Prospectuses.

General. The Money Market Fund, Qualivest Equity Funds, Qualivest Income Funds and Qualivest Money Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase, reverse repurchase, or dollar roll agreements with affiliates of the Qualivest Funds, except that the Qualivest Optimized Fund may invest in such securities if they are included in the S&P 500 Index.

Bank Obligations. The Money Market Fund, the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund and the Underlying Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and the Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

The Money Market Fund, the Regional Equity Fund, the Equity Income Fund and the Underlying Qualivest Funds may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds and the Underlying Funds (except for the BB&T U.S. Treasury
Fund) may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund or Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund or Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Qualivest, BB&T, AmSouth and any sub-adviser each will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.



Foreign Investments. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund or an Underlying Fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund or Underlying Fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a Fund or Underlying Fund to make intended security purchases due to settlement problems could cause the Fund or Underlying Fund to miss attractive investment opportunities. Losses to a Fund or Underlying Fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the Fund or Underlying Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to Shareholders of a Fund or an Underlying Fund investing in foreign markets. In addition, although the a Fund or Underlying Fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a Fund or Underlying Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund or Underlying Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

In general, there is a large, liquid market in the United States for many American Depository Receipts ("ADRs"). The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Variable and Floating Rate Notes. The Money Market Fund and the Qualivest Money Funds may acquire variable and floating rate notes, subject to the investment objective, policies and restrictions applicable to each. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes will be determined by Qualivest, under guidelines established by the Board of Trustees of the Trust or Qualivest Funds, as appropriate, to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Money Market Fund's investment policies. In making such determinations, the investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Money Market Fund or Underlying Fund, it may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Money Market Fund or Underlying Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Money Market Fund or Underlying Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that the Money Market Fund or Underlying Fund is not entitled to receive the principal amount of a note within seven days, such note will be treated as an illiquid security for purposes of calculation of the limitation on investment in illiquid securities as set forth in the Fund or Underlying Fund's investment restrictions. Variable or floating rate notes may be secured by bank letters of credit.

Variable or floating rate notes invested in by the Money Market Fund or the Qualivest Money Funds may have maturities of more than 397 days, as follows:

1. An instrument that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

3. A variable rate note that is subject to a demand feature will be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

4. A floating rate note that is subject to a demand feature will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Money Market Fund or an Underlying Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 days.

Money Market Funds. Each of the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, the Qualivest Equity Funds, the Qualivest Income Funds, and the Underlying BB&T Funds (except for the BB&T U.S. Treasury Fund) may invest up to 5% of the value of its total assets in the securities of any one money market fund (including shares of certain affiliated money market funds pursuant to an order from the Securities and Exchange Commission), provided that no more than 10% of such Fund's total assets may be invested in the securities of money market funds in the aggregate. The Money Market Fund and each of the Qualivest Money Funds may invest up to 25% of its total assets in the securities of money market funds.

In order to avoid the imposition of additional fees as a result of investments by the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, the Qualivest Equity Funds, the Qualivest Income Funds, and the Underlying BB&T Funds (except for the BB&T U.S. Treasury Fund) in shares of affiliated money market funds, Qualivest, BB&T, AmSouth, Rockhaven, BISYS Fund Services ("BISYS" or "Distributor" or "Administrator"), and their affiliates will not retain any portion of their usual service fees from the Funds that are attributable to investments in shares of the affiliated money market funds. No sales charges, contingent deferred sales charges, 12b-1 fees, or other underwriting or distribution fees will be incurred in connection with their investments in the affiliated money market funds. These Funds will vote their shares of each of the affiliated money market funds in proportion to the vote by all other shareholders of such fund. Moreover, no single Fund or Underlying Fund may own more than 3% of the outstanding shares of a single affiliated money market fund.

U.S.  Government  Obligations.  The BB&T U.S.  Treasury  Fund may invest in U.S.
Government securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. The Money Market Fund, the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, and each of the other Underlying Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds and Underlying Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the creditworthiness of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund or
Underlying Fund will invest in the obligations of such agencies or instrumentalities only when Qualivest, BB&T, AmSouth, or a sub-adviser believes that the credit risk with respect thereto is minimal.

Options Trading. The Growth and Income Fund, the Qualivest Equity Funds, the Qualivest Income Funds, the BB&T Small Company Growth Fund, and the BB&T International Equity Fund may purchase put and call options. The Regional Equity Fund and the Equity Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a Fund or Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund or Underlying Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund or Underlying Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund or Underlying Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund or Underlying Fund will realize a gain or loss.

The Regional Equity Fund and the Equity Income Fund may write only covered call options. This means that the Regional Equity Fund and the Equity Income Fund will only write a call option on a security which it already owns. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for these Funds. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in AmSouth's or Rockhaven's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. Under normal conditions, it is not expected that the Regional Equity Fund or the Equity Income Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

Once the decision to write a call option has been made, AmSouth or Rockhaven, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Regional Equity Fund and the Equity Income Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

The Qualivest Equity Funds, the Qualivest Income Funds, and the BB&T International Equity Fund also may purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

When-Issued and Delayed-Delivery Securities. The Money Market Fund, the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, and the Underlying Funds (except the BB&T U.S. Treasury Fund) may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund or Underlying Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, the Fund or Underlying Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund or Underlying Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund or Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, the Fund or Underlying Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of each Fund or Underlying Fund's total assets.

When a Fund or Underlying Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund or Underlying Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous.



Mortgage-Related Securities. The Money Market Fund, the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, the Underlying Qualivest Funds (except the Qualivest Optimized Fund and the Qualivest International Fund), the BB&T Short-Intermediate Fund, the BB&T Intermediate Bond Fund, the BB&T Balanced Fund, and the BB&T Small Company Growth Fund each may consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent the Fund or Underlying Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the Investment Company Act of 1940, as amended ("1940 Act"), be deemed to be investment companies, the Fund or Underlying Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities, for purposes of the Funds' Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund or Underlying Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds or Underlying Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). The Money Market Fund, the BB&T U.S. Treasury Fund, and each Qualivest Money Fund will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 10% of its net assets. The Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund, the Underlying BB&T Funds other than the BB&T U.S. Treasury Fund, and each Qualivest Equity Fund and Qualivest Income Fund will not purchase section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Qualivest, BB&T, AmSouth, Rockhaven and each sub-adviser to an Underlying BB&T Fund has been delegated the day-to-day authority to determine whether a particular issue of
Section 4(2) securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

Qualivest, BB&T, AmSouth, Rockhaven or any other sub-adviser may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund or Underlying Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's or Underlying Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.



Medium-Grade Debt Securities. The Regional Equity Fund, the Equity Income Fund, Qualivest Large Companies Fund, the Qualivest Small Companies Fund, and each of the Qualivest Income Funds may invest in debt securities which are within the fourth highest rating group assigned by an NRSRO (e.g., including securities rated BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")) or, if not rated, are determined to be of comparable quality ("Medium-Grade Securities").

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.



Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Regional Equity Fund, the Equity Income Fund or the Underlying Qualivest Funds to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which the Regional Equity Fund, the Equity Income Fund and the Underlying Qualivest Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Regional Equity Fund, the Equity Income Fund or the Underlying Qualivest Funds may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by nationally recognized statistical rating organizations ("NRSROs") are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, Qualivest, AmSouth and Rockhaven conduct their own independent credit analysis of Medium-Grade Securities.

High Yield Securities. The Equity Income Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated securities provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed income securities generally rise when interest rates fall.

Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Equity Income Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Equity Income Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Equity Income Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

Guaranteed Investment Contracts. When investing in Guaranteed Investment Contracts ("GICs"), the Money Market Fund and each of the Qualivest Income Funds and the Qualivest Money Funds make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The Qualivest Income Funds may invest in GICs without regard to the ratings, if any, assigned to the issuing insurance companies' outstanding debt securities. The Money Market Fund and Qualivest Money Funds may invest in GICs issued by insurance companies whose outstanding debt securities are rated in the first two rating categories by an NRSRO or, if not rated, that Qualivest deems to be of comparable quality. Because the principal amount of a GIC may not be received from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments which are deemed to be illiquid, will not exceed the Money Market Fund's or an Underlying Qualivest Fund's restriction on investment in illiquid securities. In determining average weighted portfolio maturity, GICs will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Repurchase Agreements. Securities held by the Money Market Fund, the Growth and Income Fund, the Regional Equity Fund, the Equity Income Fund and the Underlying Funds (except the Qualivest U.S. Treasury Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund or Underlying Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that Qualivest, BB&T, AmSouth or Rockhaven deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. If the seller were to default on its repurchase obligation or become insolvent, a Fund or Underlying Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the relevant Fund's or Underlying Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Futures Contracts. The Growth and Income Fund, the Qualivest Equity Funds, the Qualivest Income Funds, the BB&T Small Company Growth Fund, and the BB&T International Equity Fund may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund or Underlying Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund or an Underlying Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund or Underlying Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund or an Underlying Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Futures transactions involve brokerage costs and require a Fund or an Underlying Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. A Fund or an Underlying Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Forward Foreign Currency Exchange Contracts. The Regional Equity Fund, the Equity Income Fund, the Qualivest Equity Funds (other than the Qualivest Optimized Fund) and the BB&T International Equity Fund may engage in foreign currency exchange transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.



No Underlying Fund intends to enter into such forward contracts if it would have more than 10% of the value of its total assets committed to such contracts on a regular or continuous basis. An Underlying Fund also will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of such Underlying Fund's securities or other assets denominated in that currency.

An Underlying Fund's custodian bank segregates cash or liquid securities in an amount not less than the value of the Underlying Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such Underlying Fund's commitments with respect to such contracts. The Underlying Funds generally do not enter into a forward contract with a Term longer than one year.

Foreign Currency Options. A foreign currency option provides the Growth and Income Fund, Qualivest Large Companies Fund, Qualivest Small Companies Fund, Qualivest International Fund, BB&T Small Company Growth Fund, or BB&T International Equity Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund or Underlying Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund or Underlying Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund or Underlying Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund or Underlying Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. As part of its financial futures transactions, the Growth and Income Fund, each Qualivest Equity Fund (except the Qualivest Optimized Fund), the BB&T Small Company Growth Fund, and the BB&T International Equity Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund or Underlying Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Regulatory Restrictions. As required by the Securities and Exchange Commission, when purchasing or selling a futures contract or writing a put or call option or entering into a forward foreign currency exchange purchase, a Fund or an Underlying Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund or an Underlying Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund or Underlying Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and
(3) cash proceeds from investments due in 30 days.

                             INVESTMENT RESTRICTIONS

Each Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding Shares. In addition, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

None of the Funds will:

        1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit or bankers' acceptances issued by United States branches of domestic banks (for the Money Market Fund), and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) an Allocated Fund and the Capital Manager Fund may invest more than 25% of its total assets in investment companies, or portfolios thereof, that are Underlying Funds of such Fund; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

        2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. In addition, there is no limit to the percentage of assets that an Allocated Fund or the Capital Manager Fund may invest in any investment company;

        3. Borrow money or issue senior securities, except that a Fund may borrow from banks or brokers, in amounts up to 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while its borrowings exceed 5% of its total assets;

        4. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities (in an amount not to exceed one-third of its total assets), in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;

        5. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

        6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund; and

        7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein, or in Underlying Funds investing in such securities, are not prohibited by this restriction).

Irrespective of investment restriction number 2 above and pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund will, with respect to 100% of its total assets, limit its investment in the securities of any one issuer in the manner provided by such Rule.

The following additional investment restrictions are not fundamental policies and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. None of the Funds may:

        1. Engage in any short sales (except for short sales "against the box");

        2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom, and (c) as consistent with the investment policies of an Allocated Fund or the Capital Manager Fund;

        3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets; and

        4. Purchase or otherwise acquire any securities if, as a result, more than 15% (10% of the case of the Money Market Fund) of the Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Due to the investment policies of the Allocated Funds and the Capital Manager Fund, each of these Funds will concentrate more than 25% of its total assets in the investment company industry. However, no Underlying Fund in which such Funds invest will concentrate more than 25% of its total assets in any one industry.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate of each Allocated Fund and Capital Manager Fund is expected to be low, as such Fund will purchase or sell shares of the Underlying Qualivest Funds or Underlying BB&T Funds, respectively, to (i) accommodate purchases and sales of such Fund's Shares, and (ii) change the percentage of its assets invested in each Underlying Fund in which it invests in response to market conditions. The Growth and Income Fund, the Regional Equity Fund and the Equity Income Fund will be managed without regard to its portfolio turnover rate. It is anticipated that the annual portfolio turnover rate for an Underlying Fund normally will not exceed the amount stated in such Fund's Prospectus.


The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange ("NYSE") is open for trading, and any other day (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or days on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Money Market Fund

The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. The value of securities in this Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate for its objective of maintaining a stable net asset value per Share, provided that the Money Market Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of this Fund, to stabilize the net asset value per share of the Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Money Market Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

Valuation of Other Funds

Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of each Fund are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

                            MANAGEMENT OF THE TRUST

Trustees and Officers

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

The names of the Trustees, their addresses, ages, and principal occupations during the past five years are set forth below:

                                     Principal Occupation During
Name, Address, and Age                       Past 5 Years
----------------------                --------------------------

James H. Woodward                     Chancellor, University of North
University of North Carolina          Carolina at Charlotte.
  at Charlotte
Charlotte, NC 28223
Age:  57

Michael Van Buskirk                   Chief  Executive  Officer, Ohio  Bankers
37 West Broad Street                  Association (industry trade association).
Suite 1001
Columbus, OH 43215
Age:  50

Walter B. Grimm*                      Employee   of  BISYS   Fund   Services
3435 Stelzer Road                     (6/92-present);  President,    Leigh
Columbus, Oh 43219                     Investments    (investment   firm)
Age:  50                              (7/87-6/92).

* Mr. Grimm is an "interested person" of the Trust as that term is defined in the 1940 Act.

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $500 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $500 for each special meeting of the Board of Trustees attended in telephone, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ending December 31, 1997, the Trust anticipates paying the following compensation to the Trustees of the Trust:

                       Aggregate Compensation      Total Compensation from
 Name                       from Trust*            Trust and Fund Complex**

James H. Woodward           $3,000                 $ 12,000

Michael Van Buskirk         $3,000                 $  3,000

Walter B. Grimm             $0                     $ 0

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consists of the Trust, Qualivest Funds, the Tax-Free Trust of Oregon, The BB&T Mutual Funds Group and AmSouth Mutual Funds.

The officers of the Trust, their addresses, ages, and principal occupations during the past five years are as follows (unless otherwise indicated, the address of each officer is 3435 Stelzer Road, Columbus, OH 43219):



                         Position(s) Held          Principal Occupation
Name and Address         With the Trust            During Past 5 Years
----------------         ----------------          -------------------


Richard Ille              President and Chief      Employee  of  BISYS  Fund
Age:  33                  Executive Officer        Services (7/90 - present).


Walter Grimm              Vice President           Employee  of  BISYS  Fund
Age:  50                                           Services (6/92-present);
                                                   President, Leigh Investments
                                                   (investment firm)(7/87-6/92).

Carl Juckett               Vice President          Employee of BISYS  Services
Age:  42                                           (7/94 - present);  Manager,
                                                   Broker/Dealer and Investment
                                                   Accounting Systems,
                                                   Huntington Bank(1/89 - 7/94).

Frank Deutchki             Vice President          Employee  of  BISYS  Fund
Age:  43                                           Services (4/96 - present);
                                                   Vice  President, Audit
                                                   Director at Mutual Funds
                                                   Services Company, a
                                                   subsidiary of United States
                                                   Trust Company of New York
                                                   (2/89-3/96).

                                       19


Dana Gentile               Vice President and      Employee  of  BISYS  Fund
Age:  34                   Secretary               Services (1987-present).

Gregory Maddox             Vice   President and    Employee  of  BISYS  Fund
Columbia Square            Assistant Secretary     Services (4/91 - present).
Suite 500
1230 Columbia Street
San Diego, CA 92101
Age:  27

John Calvano                Vice   President and    Employee  of  BISYS  Fund
Age:  37                    Assistant Secretary     Services (10/94-present);
                                                    Investment Representative,
                                                    BA Investment Services
                                                    (7/92 - 8/94); Marketing
                                                    Manager, Great Western
                                                    Investment Management
                                                    (10/86-7/94).

William Tomko               Treasurer, Comptroller,  Employee  of  BISYS  Fund
Age:  38                    and Principal Financial  Services (4/87-present).
                            and Accounting Officer

Alaina Metz                 Assistant Secretary      Employee  of  BISYS  Fund
Age:  29                                             Services (6/95 - present);
                                                     Supervisor, Mutual   Fund
                                                     Legal Department, Alliance
                                                     Capital  Management (5/89
                                                     - 6/95).

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS receives fees from the Trust for acting as Administrator. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain fund accounting services.

As of September 1, 1997, the Trustees and officers of the Trust, as a group, owned less than one percent of the Shares of any Fund of the Trust.


Investment Advisers

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to the Allocated Funds and the Money Market Fund by Qualivest, P.O. Box 2758, Portland, Oregon 97208, pursuant to an Investment Advisory Agreement dated June 1, 1997 (the "Qualivest Investment Advisory Agreement").

Qualivest is a wholly owned subsidiary of United States National Bank of Oregon, which in turn is a wholly owned subsidiary of U.S. Bancorp, a publicly held bank holding company.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to the Growth and Income Fund and the Capital Manager Fund by BB&T, 434 Fayetteville Street Mall, Raleigh, NC 27601, pursuant to an Investment Advisory Agreement dated June 1, 1997 (the "BB&T Investment Advisory Agreement").

BB&T is the oldest bank in North Carolina and is the principal bank affiliate of Southern National Corporation ("SNC"), a bank holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina.

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to the Regional Equity Fund and the Equity Income Fund by AmSouth, 1901 Sixth Avenue North, Birmingham, AL 35203, pursuant to an Investment Advisory Agreement dated September 16, 1997 (the "AmSouth Investment Advisory Agreement").

AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region.

Under the Investment Advisory Agreements, Qualivest, BB&T and AmSouth (the "Investment Advisers") have agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus. For the services provided and expenses assumed pursuant to the Qualivest Investment Advisory Agreement, each of the following Funds pays Qualivest a fee, computed daily and paid monthly, at the following annual rates calculated as a percentage of the average daily net assets of such
Fund: 0.35% for the Money Market Fund; 0.05% for the Conservative Fund; 0.05% for the Balanced Fund; 0.05% for the Growth Fund; and 0.05% for the Aggressive Fund. For the services provided and expenses assumed pursuant to the BB&T Investment Advisory Agreement, each of the following Funds pays BB&T a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of such Fund: 0.74% for the Growth and Income Fund, and 0.25% for the Capital Manager Fund. For the services provided and expenses assumed pursuant to the AmSouth Investment Advisory Agreement, each of the Regional Equity Fund and the Equity Income Fund pays AmSouth a fee, computed daily and paid monthly, at the annual rate of 0.60%, calculated as a percentage of the average daily net assets of such Fund.

Unless sooner terminated, each Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. Each Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Investment Adviser. Each Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Each Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Investment Adviser or any sub-advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of an Investment Adviser including, but not limited to, (i) descriptions of the Investment Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Investment Adviser's operations.



Investment Sub-Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the Equity Income Fund by Rockhaven, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222, pursuant to a sub-advisory agreement with AmSouth dated September 16, 1997 (the "Sub-Advisory Agreement"). Rockhaven is 50% owned by AmSouth and 50% owned by Mr. Christopher H. Wiles.

Under the Sub-Advisory Agreement, Rockhaven (the "Sub-Adviser") has agreed to provide investment advisory services for the Equity Income Fund as described in the Prospectus. For its services and expenses incurred under the Sub-Advisory Agreement, Rockhaven is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.36% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Rockhaven, provided that if AmSouth waives a portion of its investment advisory fee, the Sub-Adviser has agreed that its sub-advisory fee shall not exceed 60% of AmSouth's net investment advisory fee.

Unless sooner terminated, the Sub-Advisory Agreement shall continue with respect to the Equity Income Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. The Agreement may be terminated with respect to the Fund by the Trust at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Investment Advisor or Sub-Advisor on 60 days' written notice. This Agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

The Sub-Advisory Agreement provides that Rockhaven shall not be liable for any error of judgment or mistake of law or for any loss suffered by AmSouth, the Trust or the Fund in connection with the performance of its duties, except that Rockhaven shall be liable to AmSouth for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Rockhaven in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of Rockhaven including, but not limited to, (i) descriptions of Rockhaven's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to Rockhaven's operations.

Portfolio Transactions

The Investment Advisers and the Sub-Adviser determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by each Investment Adviser or Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, each Investment Adviser or Sub-Adviser evaluates a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide prompt execution of orders in an effective manner at the most favorable price for the security. Subject to this consideration, brokers and dealers who provide supplemental investment research to an Investment Adviser or Sub-Adviser may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps an Investment Adviser or Sub-Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, an Investment Adviser's or Sub-Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by each Investment Adviser or Sub-Adviser and does not reduce the fees payable to an Investment Adviser or Sub-Adviser by the Trust. Such information may be useful to an Investment Adviser or Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While each Investment Adviser or Sub-Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above.

Investment decisions for each Fund are made independently from those for the other Funds or any other portfolio, investment company or account managed by Qualivest, BB&T, AmSouth or Rockhaven. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other portfolio, investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, an Investment Adviser or Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Investment Adviser, the Sub-Adviser or BISYS, their parents or their subsidiaries or affiliates and, in dealing with its customers, Qualivest, BB&T, AmSouth, Rockhaven, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Glass-Steagall Act

In 1971, the United States Supreme Court held that the Federal statute commonly referred to as the "Glass-Steagall Act" prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court determined that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their nonbank affiliates to act as investment advisers to registered closed-end investment companies. The Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their nonbank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

The Investment Advisers and the Sub-Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, the Investment Advisory Agreements and the Sub-Advisory Agreement without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent an Investment Adviser or the Sub-Adviser from continuing to serve as investment adviser to the Funds or could restrict the services which it is permitted to perform for the Funds. In addition, such changes, decisions or interpretations could prevent an Investment Adviser's or Sub-Adviser's affiliates from performing Variable Contract Owner servicing activities or from receiving compensation therefor or could restrict the types of services such entities are permitted to provide and the amount of compensation they are permitted to receive for such services. Depending upon the nature of any changes in the services which could be provided by the Investment Advisers or the Sub-Adviser, the Board of Trustees would review the Trust's relationship with the Investment Advisers or the Sub-Adviser and consider taking all action necessary in the circumstances.

Administrator

BISYS serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated June 1, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by Qualivest, BB&T and AmSouth under the Investment Advisory Agreements, by Rockhaven under the Sub-Advisory Agreement, by BISYS Fund Services Ohio, Inc. as fund accountant and dividend disbursing agent, and by the Trust's custodian(s)). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; in the case of the Money Market Fund, determine the actual variance from $1.00 of its net asset value per Share; and generally assist in all aspects of the Trust's operations other than those performed by the Investment Advisers under the Investment Advisory Agreements, by the Sub-Adviser under the Sub-Advisory Agreement, by the fund accountant and dividend disbursing agent, and by the Trust's custodian(s). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) the fee calculated at the indicated annual rate of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator: each Allocated Fund -- 0.07%; Money Market Fund -- 0.13%; and Growth and Income Fund, Capital Manager Fund, Regional Equity Fund, and Equity Income Fund -- 0.20%. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will remain in effect for an initial term of two years, and thereafter continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.



Custodians, Transfer Agent and Fund Accounting Services

United States National Bank of Oregon, 321 S.W. 6th, Portland, Oregon 97204, serves as custodian to the Trust with respect to each Allocated Fund and the Money Market Fund pursuant to a Custody Agreement dated as of June 1, 1997. Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as custodian to the Trust with respect to the Growth and Income Fund and the Capital Manager Fund pursuant to a Custody Agreement dated as of May 21, 1997. AmSouth serves as custodian to the Trust with respect to the Regional Equity Fund and the Equity Income Fund pursuant to a Custody Agreement dated as of September 16, 1997. Each custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on such Funds' investments.

BISYS Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as transfer agent and dividend disbursing agent for all Funds of the Trust pursuant to an agreement dated as of June 1, 1997. Under this agreement, BISYS Fund Services Ohio, Inc. performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Fund Services Ohio, Inc. provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated June 1, 1997. Under the Fund Accounting Agreement, BISYS Fund Services Ohio, Inc. maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Auditors

The firm of Coopers & Lybrand L.L.P., 100 East Broad Street, Columbus, Ohio 43215, serves as independent auditors for the Trust. Its services comprise auditing the Trust's financial statements and advising the Trust as to certain accounting and tax matters.

Legal Counsel

Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005 is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION


Description of Shares

The Trust is a Massachusetts business trust. The Trust was organized on July 20, 1994, and the Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has nine series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of September 1, 1997, Hartford Life Insurance Company Separate Account Two, 200 Hopmeadow Street, Simsbury, Connecticut 06070 owned 68.6% and Wilbranch, P.O. Box 2887, Wilson, North Carolina 27894 owned 31.4% of the outstanding Shares of the Growth and Income Fund, the sole operational Fund as of that date, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of the Trust or of that Fund.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Fund. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months including stocks, securities, and certain foreign currencies, futures, options, and forward contracts; (iii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iv) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its
Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, a Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

If a Fund invests in shares of a foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extend distributed, be treated as long-term capital gains in the hands of the Separate Accounts regardless of the length of time a Separate Account may have held the Shares.

Hedging Transactions

The 30% limitation and the diversification requirements applicable to a Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each shareholder's situation. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Standardized seven-day yield for the Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in that Fund having a balance of one Share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/base period). The net change in the account value of the Money Market Fund includes the value of additional Shares purchased with dividends from the original Share, dividends declared on both the original Share and any such additional Shares, and all fees, other than nonrecurring account charges, that are charged to all Shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The 30-day yield is calculated as described above except that the base period is 30 days rather than seven days.

Yields of the other Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of these Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc. and The Russell 2000 Index and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

Each Fund may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Funds will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received. The Separate Accounts and qualified pension and retirement plans currently are the only Shareholders of the Funds, although other separate accounts of Nationwide or Hartford, or other insurance companies, may become Shareholders in the future.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

                              FINANCIAL STATEMENTS

The Trust's audited financial statements for the Funds, including the related notes thereto, dated as of May 21, 1997, and the Trust's unaudited financial statements for the Growth and Income Fund, including the related notes thereto, dated as of November 30, 1997, are included herein.

                        Report of Independent Accountants


To the Trustees of the Variable Insurance Funds:


     We have audited the accompanying statement of assets and liabilities of the BB&T Growth and Income Fund as of May 21, 1997. This financial statement is the responsibility of the Variable Insurance Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the BB&T Growth and Income Fund as of May 21, 1997, in conformity with generally accepted accounting principles.

                                                  COOPERS & LYBRAND L.L.P.






Columbus, Ohio
May 22, 1997

VARIABLE INSURANCE FUNDS
BB&T Growth and Income Fund
Statement of Assets and Liabilities
As of May 21, 1997


ASSETS:
Cash                                                                    $100,000
Deferred organization expenses                                            15,000

  Total Assets                                                           115,000


LIABILITIES:
Accrued organization expenses                                             15,000


NET ASSETS:                                                             $100,000


NET ASSETS CONSIST OF:
  Capital - 10,000 shares of beneficial interest issued and outstanding; unlimited shared authorized [par value $0.001]
  - Institutional Service Class                                         $100,000

NET ASSET VALUE:
  Institutional Service Shares ($100,000/10,000 shares issued
  and outstanding) - offering and redemption price per share              $10.00

                       See notes to financial statements.

                            VARIABLE INSURANCE FUNDS
                           BB&T Growth and Income Fund
                          NOTES TO FINANCIAL STATEMENTS
                                  May 21, 1997


1.       ORGANIZATION

         Variable Insurance Funds (the "Trust"), an open-end management investment company established as a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"). The Company offers shares of the following funds: Variable Insurance Allocated Conservative Fund, Variable Insurance Allocated Balanced Fund, Variable Insurance Allocated Growth Fund, Variable Insurance Allocated Aggressive Fund (collectively, the "Allocated Funds"), Variable Insurance Money Market Fund, BB&T Growth and Income Fund and BB&T Capital Manager Fund (collectively, the "Funds") each of which offers Institutional Shares. The accompanying financial statement relates only to the BB&T Growth and Income Fund (the "Fund"). The Fund had no operations other than those actions relating to organizational matters. As of May 21, 1997, all outstanding shares of the Fund are owned by Branch Banking and Trust Company.

         The investment objective of the Fund is to seek to provide capital growth, current income or both by investing in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stocks.

2.       ORGANIZATION EXPENSES

         All costs incurred by the Trust in connection with the organization of the Fund and the initial public offering of shares of the Fund, principally professional fees and printing, have been deferred. Upon commencement of operations of the Fund, the deferred organization expenses will be amortized on a straight-line basis over a period of two years. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of said shares being redeemed bears to the number of initial shares that are outstanding at the time of the redemption.

3.       RELATED PARTY TRANSACTIONS

         Branch Banking and Trust Company ("BB&T") serves as the Investment Advisor for the Growth and Income Fund. Under an advisory agreement with the Fund, BB&T is entitled to receive fees at an annual rate equal to the lessor of : (a) 0.74% of the Fund's average daily net assets; or
         (b) such fee as may from time to time be agreed upon in writing by the Trust and BB&T. BISYS Fund Services ("BISYS") serves the Fund as Administrator. For its services as Administrator, BISYS receives a fee at an amount of 0.20% of the Fund's average daily net assets. BISYS also serves as Distributor for the Fund's shares. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, serves as the Trust's transfer agent and dividend disbursing agent.

         Certain officers of the Trust are affiliated with BISYS. Such persons are not paid directly by the Trust for serving in those capacities.

4.       ESTIMATES

         The preparation of this financial statement requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

BB&T Variable Insurance Fund
Statement of Assets and Liabilities
November 30, 1997 (Unaudited)


                                                                 Growth & Income
                                                                      Fund
                                                            --------------------------

ASSETS:
Investments at value (cost $26,166,165)                     $              27,219,793
Interest and dividends receivable                                              73,636
Unamortized organization costs                                                 10,319
Prepaid expenses and other assets                                              69,442
                                                            --------------------------
         Total assets                                                      27,373,190

LIABILITIES
Payable for investments purchased                                             196,975
Accrued expenses and other payables:
         Investment advisory fees                                              19,345
         Administration fees                                                    1,172
         Accounting fees                                                        2,570
         Audit fees                                                             7,240
         Legal fees                                                             3,439
         Trustees fees                                                         12,847
         Transfer agent fees                                                      830
         Registration and filing fees                                          32,218
         Printing fees                                                         11,450
         Other                                                                  4,163
                                                            --------------------------
                     Total Liabilities                                        292,249
                                                            --------------------------

NET ASSETS:
Paid - in capital                                                          25,924,247
Accumulated undistributed (distributions in excess of)
    net investment income                                                      77,080
Net unrealized appreciation (depreciation) from
    investments                                                             1,053,628
Accumulated undistributed net realized gains (losses)
    from investment transactions                                               25,986
                                                            --------------------------
         Net Assets                                         $              27,080,941
                                                            ==========================

Outstanding units of beneficial interest (shares)                           2,345,032
                                                            ==========================

Net asset value - offering and redemption price per share
                                                            $                   11.55
                                                            ==========================


                       See notes to financial statements.


BBT&T Variable Insurance Fund
Statement of Operations (Unaudited)
For the period from June 3, 1997 through November 30, 1997(a)


                                                                          Growth &
                                                                          Income Fund
                                                                          --------------

INVESTMENT INCOME:
Interest income                                                           $      12,134
Dividend income                                                                 162,638
                                                                          --------------

         Total income                                                           174,772
                                                                          --------------


EXPENSES:
Investment advisory fees                                                         47,412
Administration fees                                                              12,814
Custodian fees                                                                    3,801
Accounting fees                                                                  15,781
Legal fees                                                                        3,439
Audit fees                                                                        7,240
Organization costs                                                                5,973
Trustees' fees and expenses                                                      12,851
Transfer agent fees                                                               5,249
Registration and filing fees                                                     32,218
Printing costs                                                                   13,032
Other                                                                             4,163
                                                                          --------------

         Total expenses                                                         163,973
         Expenses reimbursed and voluntarily reduced                          (105,427)
                                                                          --------------

         Net Expenses                                                            58,546
                                                                          --------------

Net Investment Income                                                           116,226
                                                                          --------------



REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:

Net unrealized gains (losses) from investment transactions                       25,986
Net change in unrealized appreciation (depreciation) from investments         1,053,628
                                                                          --------------

Net realized/unrealized gains (losses) from investments                       1,079,614
                                                                          --------------

Change in net assets resulting from operations                             $  1,195,840
                                                                          ==============

(a) Period from commencement of operations.

                       See notes to financial statements.

BB&T Variable Insurance Fund
Statement of Changes in Net Assets (Unaudited)

                                                            Growth & Income Fund
                                                            -----------------------

                                                            For the Period Ended
                                                            November 30, 1997(a)
                                                            -----------------------

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
         Net investment income (loss)                        $             116,226
         Net realized gains (losses) from investment
                transactions                                                25,986
         Net change in unrealized appreciation
              (depreciation) from investments                            1,053,628
                                                            -----------------------

Change in net assets results from operations                             1,195,840
                                                            -----------------------

DISTRIBUTIONS TO SHAREHOLDERS:
         From net investment income                                       (39,146)
                                                            -----------------------

Change in net assets for shareholder distributions                        (39,146)
                                                            -----------------------

CAPITAL TRANSACTIONS:
         Proceeds from shares issued                                    25,885,101
         Dividends reinvested                                               39,146
                                                            -----------------------

Change in net assets from capital transactions                          25,924,247
                                                            -----------------------

Change in net assets                                                    27,080,941

NET ASSETS:
         Beginning of period                                                --
                                                            -----------------------

         End of period                                       $          27,080,941
                                                            =======================

SHARE TRANSACTIONS:
         Issued                                                          2,341,532
         Reinvested                                                          3,500
         Redeemed                                                          --
                                                             -----------------------

Change in shares                                                         2,345,032
                                                            =======================

(a) For the period from June 3, 1997 (commencement of operations) through November 30, 1997.

                       See notes to financial statements.

BB&T Variable Insurance Fund
Growth & Income Fund
Schedule of Investments
November 30, 1997 (Unaudited)

  Shares or
  Principal
    Amount                Security Description            Market Value
--------------- ----------------------------------------- ----------------

                Common Stocks (96.3%):
                Aerospace/Defense (3.5%):
    4,700       Lockheed Martin Corp. (b)                 $   458,544
    10,800      Parker-Hannifin Corp.                         485,050
                                                          ----------------
                                                              943,594
                                                          ----------------

                Apparel (0.8%):
    4,600       VF Corp.                                      212,462
                                                          ----------------



                Banks (7.4%):
    5,800       Central Carolina Bank Financial Corp.         556,800
                (b)
    5,200       JP Morgan & Co.                               593,775
    5,400       Old Kent Financial Corp.                      365,175
    6,200       Wachovia Corp.                                477,400
                                                          ----------------
                                                             1,993,150
                                                          ----------------

                Beverages (2.3%):
    14,400      Anheuser-Busch Cos. Inc. (b)                  621,900
                                                          ----------------


                Chemicals-Specialty (3.4%)
    7,900       Great Lakes Chemical Corp.                    354,512
    5,600       Vulcan Materials Co.                          569,450
                                                          ----------------
                                                              923,962
                                                          ----------------

                Communications Equipment (1.9%):
    6,000       Pitney Bowes, Inc.                            504,375
                                                          ----------------

                Computers-Main & Mini (3.3%)
    8,600       Hewlett-Packard Co.                           525,137
    3,400       International Business Machines               372,512
                                                          ----------------
                                                              897,649
                                                          ----------------

                Computers Peripherals (0.9%):
    6,000       Adobe Systems, Inc. (b)                       252,000
                                                          ----------------


                Containers (0.5%):
    4,000       Sonoco Products Co.                           131,250
                                                          ----------------


                Defense (2.3%)
    11,100      Raytheon Co.                                  620,906
                                                          ----------------

                Electrical Equipment (2.1%):
    10,500      Emerson Electric Co.                          577,500
                                                          ----------------


                Electronic Components (2.0%):
    8,100       Avnet, Inc.                                   536,625
                                                          ----------------


                Electronic Instruments (1.0%):
    6,750       Tektronix, Inc.                               283,078
                                                          ----------------


                Financial Statements (1.1%):
    8,650       A.G. Edwards, Inc.                            293,019
                                                          ----------------


                Food & Related (4.4%):
    11,300      Dean Foods Co.                                600,312
    15,200      SUPERVALU, Inc.                               597,550
                                                          ----------------
                                                             1,197,862
                                                          ----------------


                Forest & Paper Products (1.2%):
    6,000       Weyerhaeuser Co.                              316,875
                                                          ----------------


                Health Care-Drugs (1.7%):
    4,800       Bristol Myers Squibb Co.                      449,400
                                                          ----------------


                Health Care-General (0.7%):
    5,000       Bausch & Lomb                                 198,125
                                                          ----------------


                Household-General Products (1.6%):
    7,600       Unilever                                      441,275
                                                          ----------------


                Household-Maj Appliances (1.2%):
    6,100       Whirlpool Corp.                               334,356
                                                          ----------------


                Insurance-Property & Casualty (7.5%)
    7,100       Lincoln National Corp.                        506,763
    8,600       Safeco Corp.                                  420,325
    8,800       Saint Paul Companies, Inc.                    704,000
    5,500       Transatlantic Hldgs. Inc.                     392,906
                                                          ----------------
                                                             2,023,994
                                                          ----------------

                Metals-Diversified (0.8%):
    3,200       Phelps Dodge Corp.                            212,000
                                                          ----------------

                Machinery And Equipment (1.5%):
    9,100       Trinity Industries                            412,913
                                                          ----------------


                Medical Equipment And Supplies (2.1%):
    15,100      Mallirickrodt, Inc.                           558,700
                                                          ----------------


                Oil & Gas (4.0%):
    5,300       Mobil Corp.                                   381,269
    10,700      Phillips Petroleum Co.                        518,281
    3,500       Royal Dutch Petroleum                         184,406
                                                          ----------------
                                                             1,083,956


                Petroleum-Domestic (2.1%):
    12,100      Ashland, Inc.                                 564,919
                                                          ----------------


                Petroleum-Internationals (1.7%):
    5,900       Chevron Corp.                                 473,106
                                                          ----------------


                Pharmaceuticals (6.2%):
    7,800       Abbott Laboratories                           507,000
    9,700       Johnson & Johnson                             610,494
    6,000       Merck & Co.                                   567,375
                                                          ----------------
                                                             1,684,869
                                                          ----------------


                Publishing (5.7%):
    15,000      American Greetings                            551,250
    15,800      Deluxe Corporation                            557,938
    10,100      Media General, Inc.                           430,513
                                                          ----------------
                                                             1,539,701
                                                          ----------------

                Railroad (1.2%):
    10,200      Norfolk & Southern Corp.                      324,488
                                                          ----------------


                Retail-Food Stores (2.4%):
    14,400      Albertson's, Inc.                             639,000
                                                          ----------------


                Retail-Gen. Merchandise (1.5%):
    7,600       May Department Stores Co.                     408,500
                                                          ----------------


                Tobacco (2.0%):
    17,200      UST, Inc.                                     531,050
                                                          ----------------


                Toys (1.5%):
    14,200      Hasbro, Inc.                                  412,688
                                                          ----------------

                Trucking & Shipping (0.3%):
    3,000       Alexander & Baldwin                           81,000
                                                          ----------------


                Utilities-Electric (2.6%):
    7,200       New Century Energies, Inc. (b)                318,600
    10,100      Western Resources, Inc.                       394,531
                                                          ----------------
                                                              713,131
                                                          ----------------

                Utilities-Gas & Pipeline (1.2%):
    7,900       Nicor, Inc.                                   317,975
                                                          ----------------


                Utilities-Telephone (6.4%):
    9,100       AT&T Corp.                                    508,463
    9,400       Bellsouth Corp.                               514,650
    9,700       SBC Communications, Inc.                      706,281
                                                          ----------------
                                                             1,729,394
                                                          ----------------

                Telecommunications (2.3%):
    13,200      Harris Corp.                                  626,175
                                                          ----------------

                Total Common Stocks                         $26,066,922
                                                          ----------------


                Investment Companies (4.2%):
  1,152,871     Provident Federal Fund (b)                   1,152,871
                                                          ----------------

                Total (cost $26,166,165)(a)                $ 27,219,793
                                                          ----------------


Percentages indicated are based on net assets of $27,080,941

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
                Unrealized appreciation                     $1,671,054
                Unrealized depreciation                      (617,426)
                                                          ----------------

                Net unrealized appreciation                 $1,053,628
                                                          ================
(b) Represents non-income producing security.

 BB&T VARIABLE INSURANCE FUNDS

                          Notes to Financial Statements
                                November 30, 1997
                                   (Unaudited)
1.       Organization:

         The Variable Insurance Funds (the "Trust") was organized on July 20, 1994 and is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company established as a Massachusetts business trust.

         The Trust is authorized to issue an unlimited number of shares which are shares of beneficial interest without par value. The Trust presently offers series of shares of the BB&T Growth & Income Fund (the "Fund"). Shares of the Fund are offered to a separate account of Hartford Life Insurance Company.

         The Investment objective of the Fund is to seek to provide capital growth, current income or both. Under normal market conditions, it seeks this objective by investing primarily in stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible into common stock.


2.       Significant Accounting Policies:

         The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

         Securities Valuation:

         Listed securities are valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

         All other assets and securities, including securities for which market quotations are not readily available, are valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees.

BB&T VARIABLE INSURANCE FUNDS

                                November 30, 1997
                                   (Unaudited)

         Securities Transactions and Related Income:

         Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

         Repurchase Agreements:

         The Fund may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that Branch Banking and Trust Company ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Trust plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements may be considered to be loans by the Fund under the Act.

         Dividends to Shareholders:

         Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

         Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences are primarily due to differing treatments of foreign currency transactions and deferrals of certain losses.

         Federal Income Taxes:

         It is the intention of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

         Other:

         Expenses that are directly related to the Fund are charged directly to the Fund.

3.       Purchases and Sales of Securities:

         Purchases and sales of securities (excluding short-term securities) for the period from June 3, 1997 (commencement of operations) through November 30, 1997 are as follows:


                                       Purchases                 Sales

         Growth & Income              $25,253,663                $266,356

BB&T VARIABLE INSURANCE FUNDS

                                November 30, 1997
                                   (Unaudited)


4.       Related Party Transactions:

         Investment advisory services are provided to the Fund by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Fund.

         BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of The BISYS Group, Inc.

         BISYS, with whom certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS and the Trust, BISYS's fees are computed daily as a percentage of the average net assets of the Fund. BISYS also serves as Distributor to the Fund. BISYS Ohio serves the Fund as transfer agent and mutual fund accountant.

         Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended November 30, 1997:


         Investment Advisory Fees:
         Annual fee before voluntary fee reductions
         (percentage of average net assets)                   0.74%
         Voluntary fee reductions                             $ 27,926
         Administration Fees:
         Annual fee before voluntary fee reductions
         (percentage of average net assets)                   0.20%
         Voluntary fee reductions                             $ 9,568
         Expenses reimbursed by BB&T:                         $ 67,933
         Transfer Agent and Mutual
                  Fund Accountant Fees:                       $ 21,030

BB&T Variable Insurance Fund
Financial Highlights (Unaudited)


                                                                    Growth &
                                                                  Income Fund
                                                               -------------------
                                                                  June 3, 1997
                                                                       to
                                                               November 30, 1997(a)
                                                               -------------------

Net Asset Value, Beginning of Period                          $            10.00
                                                               -------------------

Investment Activities:
         Net investment income                                               0.08
         Net realized and unrealized gains from investments                  1.52
                                                               -------------------

                Total from investment activities                             1.60
                                                               -------------------

Distributions:
         Net investment income                                             (0.05)
                                                               -------------------

                Total Distributions                                        (0.05)
                                                               -------------------

Net Asset Value, End of Period                                 $            11.55
                                                               ===================

Total Return                                                               16.05%(c)

Ratios/Supplementary Data:
         Net assets, at end of period (000)                                27,081
         Ratio of net expenses to average net assets                        0.90%(d)
         Ratio of net investment income to average net assets               1.80%(d)
         Ratio of gross expenses to average net assets*                     2.54%(d)
         Ratio of gross investment income to average net                    0.16%(d)
              assets*
         Portfolio turnover                                                 2.04%
         Average commission rate paid(b)                       $           0.0708



* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b) Represents the dollar amount of commission paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
(c)  Not annualized.
(d)  Annualized.


                       See notes to financial statements.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

          Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

          Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

          Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB
- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D interest or principal payments are in default.

          S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's ratings of short-term municipal obligations:

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 - denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG 2/VMIG 2 - denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 - denotes high quality, all security elements are accounted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 - denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ - denotes speculative quality, instruments in this category lack margins of protection.

Description of Moody's commercial paper ratings:

          Excerpts from Moody's  commercial paper ratings are listed as follows:
Prime - 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

          Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

          Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's rating for municipal notes and short-term municipal demand obligations:

          Rating categories are as follows: SP-1 - has a very strong or strong capacity to pay principal and interest - those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 - has a satisfactory capacity to pay principal and interest; SP-3 - issues carrying this designation have a speculative capacity to pay principal and interest.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

          An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D - in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Included in Part A:

                  Included in Part B:

                  Report of Independent Accountants dated May 22, 1997 Statement of Assets and Liabilities as of May 21, 1997 Notes to Financial Statements dated May 21, 1997

                  Unaudited financial statements relating to the BB&T Growth and Income Fund as of November 30, 1997, including:

                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statement of Changes in Net Assets
                    Schedule of Investments
                    Notes to Financial Statements
                    Financial Highlights

         (b)   Exhibits

               (1)  (a) Amended and Restated Declaration of Trust dated July 20,
                        1994, as amended and restated February 5, 1997(1)

                    (b)  Establishment   and  Designation  of  Series  effective
                         February 5, 1997(1)

                    (c) Redesignation of Two Existing Series and Establishment and Designation of Two Additional Series effective August 13, 1997(3)

               (2)  By-Laws(1)

               (3)  Not Applicable

               (4) Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.

               (5)  (a) Form of Investment Advisory Agreement between Registrant and Qualivest Capital Management Inc.(2)

                    (b)  Form   of   Investment   Advisory   Agreement   between
                         Registrant and Branch Banking and Trust Company(2)

                    (c)  Form   of   Investment   Advisory   Agreement   between
                         Registrant and AmSouth Bank(4)

                    (d) Form of Sub-Advisory Agreement between AmSouth Bank and Rockhaven Asset Management, LLC(4)

               (6) Form of Distribution Agreement between Registrant and BISYS Fund Services(3)

               (7)  Not Applicable

               (8)  (a)  Form of  Custodian  Agreement  between  Registrant  and
                         United States National Bank of Oregon(2)

                    (b) Form of Custodian Agreement between Registrant and Fifth Third Bank(2)

                    (c) Form of Custodian Agreement between Registrant and AmSouth Bank(4)

               (9)  (a) Form of Management and Administration  Agreement between the Registrant and BISYS Fund Services(3)

                    (b)  Form  of  Fund   Accounting   Agreement   between   the
                         Registrant and BISYS Fund Services Ohio, Inc.(3)

                    (c)  Form  of   Transfer   Agency   Agreement   between  the
                         Registrant and BISYS Fund Services Ohio, Inc.(3)

                    (d) Form of Fund Participation Agreement with Hartford Life Insurance Company(4)

                    (e) Form of Participation Agreement with Nationwide Life and Annuity Insurance Company*

                    (f)  Form of Variable Contract Owner Servicing Agreement(3)

               (10) Opinion and Consent of Counsel(2)

               (11) Consent of Independent Auditors

               (12) Not Applicable

               (13) Purchase Agreement(2)

               (14) Not Applicable

               (15) Not Applicable

               (16) Schedule of Computation of Performance Information*

               (17) Financial  Data  Schedule  Pursuant  to Rule 483  (filed  as
                    Exhibit 27)

               (18) Not Applicable

               (19) (a) Secretary's  Certificate  Pursuant to Rule 483(b)(2)
                    (b) Powers of Attorney(2)

----------

*    To be filed by amendment.

1 Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on February 5, 1997.

2 Filed with Pre-Effective Amendment No.2 to Registrant's Registration Statement on May 29, 1997.

3 Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.

4 Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.
                                      C-2

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Not applicable

Item 26.  Number of Record Holders

          There are two shareholders  of  record  as of the date of this filing.


Item 27. Indemnification

         Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit 1(a)) which is incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisers and their Officers and Directors

         The business of each of the Investment Advisers is summarized under "MANAGEMENT OF THE TRUST" in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference. The business or other connections of each director and officer of Qualivest Capital Management, Inc. are currently listed in its investment adviser registration on Form ADV (File No. 801-22741) and are hereby incorporated herein by reference thereto.

         Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly owned subsidiaries or the parent corporation of Branch Banking and Trust Company) in which each director or senior officer of Branch Banking and Trust Company is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name and Position with Branch           Other business, profession,
Banking and Trust Company               vocation, or employment

John A. Allison IV                      None
Chairman of the Board and
Chief Executive Officer

Paul B. Barringer                       President and Chief Executive Officer
Director                                Coastal Lumber Company
                                        Weldon, N.C.

W. R. Cuthbertson, Jr.                  None
Director

Ronald E. Deal                          Investor, Chairman Wesley Hall
Director                                Hickory, N.C.

Albert J. Dooley, Sr.                   Dooley, Dooley, Spence & Parker
Director                                Lexington, S.C.

Joseph L. Dudley, Sr.                   Owner
Director                                Dudley Products
                                        Kernersville, S.C.

Tom D. Efird                            President
Director                                Standard Distributors, Inc.
                                        Gastonia, N.C.

O. William Fenn, Jr.                    NC Department of Commerce,
Director                                Furniture Export Office
                                        High Point, N.C.

Paul S. Goldsmith                       BB&T Insurance Services, Inc.
Director                                Greenville, S.C.

Dr. Lloyd Vincent Hackley               President NC System of Community
Director                                Colleges
                                        Raleigh, N.C.

Ernest F. Hardee                        Ernest Francis Realty Corp.,
Director                                Hardee Realty Corporation
                                        Portsmouth, VA

James A. Hardison                       None
Director

Dr. Richard Janeway                     Executive Vice President for Healthirs
Director                                Affairs
                                        Bowman Gray School of Medicine
                                        Winston-Salem, N.C.

J. Ernest Lathem, M.D.                  Urology Specialist, Prostate/Diagnostics
Director                                Greenville, S.C.


James H. Maynard                        Chairman & CEO
Director                                Investors Management Corporation
                                        Raleigh, N.C.

Joseph A. McAleer, Jr.                  Chief Executive Officer and Director
Director                                Krispy Kreme Doughnut Corp.
                                        Winston-Salem, N.C.

Albert O. McCauley                      Secretary and Treasurer
Director                                Quick Stop Food Marts, Inc.,
                                        McCauley Moving & Storage of
                                        Fayetteville, Inc.
                                        Fayetteville, N.C.

James Dickson McLean, Jr.               Attorney at Law, President
Director                                McLean, Stacy, Henry & McLean, P.A.
                                        Lumberton, N.C.

Charles E. Nichols                      Attorney at Law, North Carolina Trust
                                        Center
                                        Greensboro, N.C.

L. Glenn Orr, Jr.                       Orr Management Company
Director                                Winston-Salem, N.C.

A. Winniett Peters                      Standard Commercial Tobacco Company
Director                                Wilson, N.C.

Richard L. Player, Jr.                  President
Director                                Player, Inc.
                                        Fayetteville, N.C.

C. Edward Pleasants, Jr.                President, CEO & Director
Director                                Pleasants Hardware Company
                                        Winston-Salem, N.C.

Nido R. Qubein                          Chief Executive Officer
Director                                Creative Services, Inc.
                                        High Point, N.C.

A. Tab Williams, Jr.                    Chairman & CEO
Director                                A.T. Williams Oil Company
                                        Winston-Salem, N.C.



          Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly owned subsidiaries or the parent corporation of AmSouth Bank) in which each director or senior officer of AmSouth Bank is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.



Name and Position with        Other business, profession, AmSouth Bank vocation,
AmSouth Bank                  or employment


George W. Barber, Jr.         Chairman of the Board, Barber Dairies, Inc.,
Director                      39 Barber Ct., Birmingham, Alabama

William D. Biggs              Real Estate Investments
Director

William J. Cabaniss, Jr.      President, Precision Grinding Inc.,
Director                      P.O. Box 19925, Birmingham, Alabama

M. Miller Gorrie              President and Chief Executive Officer,
Director                      Brasfield and Gorrie General Contractor Inc.,
                              729 30th Street South, Birmingham, Alabama

James I. Harrison, Jr.        President and Chief Executive Officer,
Director                      Harco, Inc., 3925 Rice Mine Road,
                              Tuscaloosa, Alabama

Mrs. H. Taylor Morrisette     HTM Investment & Development, Inc.,
Director                      3 Taylor Place, Mobile, Alabama

C. Dowd Ritter                None
Director, Chairman,
President and Chief
Executive Officer

Michael C. Baker              None
Senior Executive Vice
President

David B. Edmonds              None
Executive Vice President

James W. Emison               None
Executive Vice President

Sloan D. Gibson, IV           None
Senior Executive Vice
President

O.B. Grayson Hall, Jr.        None
Executive Vice President

Kristen M. Hudak              None
Senior Executive Vice
President and Chief
Financial Officer

John D. Kottmeyer             None
Executive Vice President
and Treasurer

W. Charles Mayer, III         None
Director and Senior
Executive Vice President

Candice W. Rogers             None
Senior Executive Vice
President

Robert R. Windelspecht        None
Executive Vice President
and Controller

Stephen A. Yoder              None
Executive Vice President
and General Counsel

Item 29. Principal Underwriter


          (a) BISYS Fund Services ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of Qualivest Funds, The Victory Portfolios, The Highmark Group, The AmSouth Mutual Funds, The Sessions Group, The Coventry Group, The BB&T Mutual Funds Group, The American Performance Funds, The ARCH Funds, Inc., MMA Praxis Mutual Funds, The MarketWatch Funds, The Pacific Capital Funds, The Parkstone Group of Funds, The Riverfront Funds, Inc., The Summit Investment Trust, The Fountain Square Funds, The Kent Group of Funds, The HSBC Funds, The Infinity Mutual Funds, Inc., The Time Horizon Funds, Pegasus Funds, The Parkstone Advantage Funds, SBSF Funds, Inc. d.b.a. Key Mutual Funds, Inc., The Republic Funds and First Choice Funds Trust, each of which is an investment management company.

          (b)       Partners of BISYS Fund Services are as follows:

                               Positions and                Positions and
Name and Principal             Offices with                 Offices with
Business Address               BISYS Fund Services          Registrant

BISYS Fund Services, Inc.      Sole General Partner         None
3435 Stelzer Road
Columbus, Ohio  43219-3035


WC Subsidiary Corporation      Sole Limited Partner         None
3435 Stelzer Road
Columbus, Ohio  43219-3035


           (c)      Not Applicable

Item 30. Location of Accounts and Records

         The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Qualivest Capital Management, Inc. 111 S.W. Fifth Avenue, Portland, Oregon 97204, Branch Banking and Trust Company, 434 Fayetteville Street Mall, Raleigh, NC 27601, and AmSouth Bank, 1901 Sixth Avenue North, Birmingham, Alabama 35203 (records relating to their functions as advisers for Registrant), BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as general manager, administrator and distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as transfer agent).

Item 31. Management Services

         Not Applicable

Item 32. Undertakings

         (a)   Not Applicable

         (b) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Registration Statement under the Securities Act of 1933 or the date of which shares of the Trust are first offered (other than for initial capital).

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

          (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.3 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the city of Washington, D.C. on the 19th day of December, 1997.

                            VARIABLE INSURANCE FUNDS

                      By:   ________*_________
                            Richard Ille
                            President and Chief Executive Officer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

     Signatures                 Title                        Date


     ________*__________        President (Prin-             December 19, 1997
     Richard Ille               cipal Executive Officer)

     ________*__________        Treasurer (Prin-             December 19, 1997
     William Tomko              cipal Accounting
                                Officer), and
                                Chief Financial Officer

     ________*__________        Trustee                      December 19, 1997
     Walter Grimm


     ________*__________        Trustee                      December 19, 1997
     Michael Van Buskirk


     ________*________          Trustee                      December 19, 1997
     James Woodward

*  By: /s/ Keith T. Robinson
          Keith T. Robinson as attorney-in-fact, pursuant to powers of attorney filed as Exhibit 19(b) to Pre-Effective Amendment No.2 to the Registrant's Registration Statement.

                                  EXHIBIT LIST

Exhibit No.                Exhibit Name                        EDGAR Exhibit No.



11                         Consent of Independent              EX-99.B11
                           Auditors

27                         Financial Data Schedule             EX-27